MainStay Epoch Global Equity Yield Fund (Prospectus Summary) | MainStay Epoch Global Equity Yield Fund
MainStay Epoch Global Equity Yield Fund
Investment Objective
The Fund seeks a high level of income.
Capital appreciation is a secondary investment objective.
Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional; in the "Information on Sales Charges" section starting on page 105 of the Prospectus and Appendix A - Intermediary-Specific Sales Charge Waivers and Discounts; and in the "Alternative Sales Arrangements" section on page 108 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - - MainStay Epoch Global Equity Yield Fund	Class A		Investor Class		Class C	Class I	Class R2	Class R3	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	1.00%	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - MainStay Epoch Global Equity Yield Fund		Class A	Investor Class	Class C	Class I	Class R2	Class R3	Class R6
Management Fees (as an annual percentage of the Fund's average daily net assets)		0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	none	0.25%	0.50%	none
Other Expenses		0.19%	0.16%	0.16%	0.19%	0.28%	0.30%	0.04%
Total Annual Fund Operating Expenses		1.14%	1.11%	1.86%	0.89%	1.23%	1.50%	0.74%
Waivers / Reimbursements	[1]	(0.05%)	none	(0.02%)	(0.05%)	none	none	none
Total Annual Fund Operating Expenses After Waivers / Reimbursements	[1]	1.09%	1.11%	1.84%	0.84%	1.23%	1.50%	0.74%
[1]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of its average daily net assets: Class A, 1.09%; Class C, 1.84%; Class I, 0.84%; and Class R6, 0.74%. This agreement will remain in effect until February 28, 2019, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming redemption at end of period
Expense Example - - MainStay Epoch Global Equity Yield Fund - USD ($)	Class A	Investor Class	Class C	Class I	Class R2	Class R3	Class R6
1 Year	$ 655	$ 657	$ 287	$ 86	$ 125	$ 153	$ 76
3 Years	888	883	583	279	390	474	237
5 Years	1,139	1,128	1,004	488	676	818	411
10 Years	$ 1,856	$ 1,827	$ 2,178	$ 1,091	$ 1,489	$ 1,791	$ 918

Assuming no redemption
Expense Example, No Redemption	MainStay Epoch Global Equity Yield Fund Class C USD ($)
1 Year	$ 187
3 Years	583
5 Years	1,004
10 Years	$ 2,178

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally invests in a diversified portfolio consisting of equity securities of companies located throughout the world, including the U.S., that have a history of attractive dividend yields and positive growth in operating cash flow. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of dividend-paying companies across all market capitalizations. Equity securities include common stocks and depositary receipts. The Fund may invest up to 20% of its net assets in securities issued by companies located in emerging markets, as determined by the Fund's Subadvisor, Epoch Investment Partners, Inc., when it believes those securities represent attractive investment opportunities. Securities held by the Fund may be denominated in both U.S. and non-U.S. currencies. Under normal market conditions, the Fund will invest a significant amount of its net assets (at least 40%, unless the Subadvisor deems market conditions to be unfavorable, in which case the Fund will invest at least 30%) in securities of foreign securities. Generally, foreign securities are issued by companies organized outside the U.S. or that trade primarily in non-U.S. securities markets. The Fund will normally invest in companies located in at least three countries outside of the U.S. The Fund seeks a dividend yield greater than the dividend yield of the MSCI World Index.

Investment Process: The Subadvisor invests primarily in companies that generate increasing levels of free cash flow and have managements that allocate it effectively to create shareholder value.

The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. The Subadvisor seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to intelligently allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases and/or debt reduction.

The Subadvisor seeks to find and invest in companies that meet its definition of quality-companies that are free cash flow positive or becoming free cash flow positive, that are debt free or deleveraging, and that are led by strong management. The Subadvisor evaluates whether a company has a focus on shareholder yield by analyzing the company's existing cash dividend, the company's share repurchase activities, and the company's debt reduction activities as well as the likelihood of positive changes to each of these criteria, among other factors.

The Subadvisor may sell or reduce a position in a security when it believes its investment objectives have been met or if the investment thesis is failing to materialize. The Subadvisor may also sell or reduce a position in a security if it sees an interruption to the dividend policy, a deterioration in fundamentals or when the security is deemed less attractive relative to another security on a return/risk basis.

Principal Risks

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Fund's Subadvisor may underperform the market or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below.

Market Risk: The value of the Fund's investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Changes in these markets may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Portfolio Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results. In addition, the Fund may not achieve its investment objective, including during a period in which the Subadvisor takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Dividend-Paying Stock Risk: The Fund's emphasis on equity and equity-related securities that produce income or other distributions subjects the Fund to the risk that such securities may fall out of favor with investors and underperform the market. Depending upon market conditions, income producing stocks that meet the Fund's investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of the Fund to produce current income while remaining fully diversified. Also, an issuer may reduce or eliminate its income payments or other distributions, particularly during a market downturn. The distributions received by the Fund may not qualify as income for Fund investors.

Market Capitalization Risk: To the extent the Fund invests in securities issued by small-, mid-, or large-cap companies, the Fund will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment go up or down, unrelated to the quality or performance of the investment itself.

Liquidity and Valuation Risk: Securities purchased by the Fund may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of foreign investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Past Performance

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of a broad-based securities market index. The Fund has selected the MSCI World Index as its primary benchmark. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

Performance figures for Class I shares reflect the historical performance of the Institutional shares and performance figures for Class A shares reflect the historical performance of Class P shares of the Epoch Global Equity Shareholder Yield Fund (the predecessor to the Fund, which was subject to a different fee structure, and for which Epoch Investment Partners, Inc. served as investment adviser) for periods prior to November 16, 2009.

Performance data for the classes varies based on differences in their fee and expense structures. Performance is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylinvestments.com/funds for more recent performance information.

Annual Returns, Class I Shares (by calendar year 2008-2017)

Best Quarter
3Q/10	14.30%
Worst Quarter
4Q/08	-15.14%

Average Annual Total Returns (for the periods ended December 31, 2017)
Average Annual Total Returns - - MainStay Epoch Global Equity Yield Fund	1 Year	5 Years	10 Years	Inception Date
Class I	16.85%	9.56%	5.60%	Dec. 27, 2005
Class I | After Taxes on Distributions	16.26%	8.43%	4.71%
Class I | After Taxes on Distributions and Sales	10.31%	7.54%	4.39%
Class A	10.11%	8.04%	4.79%	Aug. 02, 2006
Investor Class	10.24%	8.05%	8.70%	Nov. 16, 2009
Class C	14.68%	8.45%	8.66%	Nov. 16, 2009
Class R2	16.47%	5.67%	none	Feb. 28, 2014
Class R3	16.15%	13.08%	none	Feb. 29, 2016
Class R6	17.02%	7.94%	none	Jun. 17, 2013
MSCI World Index (reflects no deductions for fees, expenses, or taxes)	22.40%	11.64%	5.03%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.